Amounts Recognized in Consolidated Balance Sheet, Pension (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012	May 31, 2011
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	$ (43)	$ (43)
Noncurrent liabilities	(186,762)	(76,274)
Net Amount Recognized	(186,805)	(76,317)
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	42
Current liabilities	(492)	(483)
Noncurrent liabilities	(37,570)	(19,510)
Net Amount Recognized	$ (38,020)	$ (19,993)